Segmented Information - Summary of the Company's revenues by revenue (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue [Line Items]
Revenue	$ 12,258,783	$ 4,636,838	$ 999,797
E Commerce [Member]
Disclosure Of Revenue [Line Items]
Revenue	9,277,750	3,382,458
Wholesale [Member]
Disclosure Of Revenue [Line Items]
Revenue	2,429,072	840,490
Butcher shop, restaurant and other [Member]
Disclosure Of Revenue [Line Items]
Revenue	$ 551,961	$ 413,890